Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 9,342,880	$ 4,174,654
Accounts receivable	3,507,571	2,000,062
Prepaid expenses	432,251	595,531
Total current assets	13,282,702	6,770,247
Non-current assets
Royalty, stream and other interests	37,443,198	32,860,568
Restricted cash	537,510	700,000
Other assets	271,029	0
Intangible assets	1,172,170	1,355,709
Deferred royalty acquisitions	0	118,932
Total assets	52,706,609	41,805,456
Current liabilities
Accounts payable and accrued liabilities	1,840,092	1,766,131
Dividends payable	549,836	447,583
Income taxes payable	514,022	584,148
Other liabilities	0	176,434
Total current liabilities	2,903,950	2,974,296
Non-current liabilities
Other liabilities	0	425,281
Deferred taxes payable	4,878,989	2,991,431
Total liabilities	7,782,939	6,391,008
Equity
Share capital	67,889,465	57,020,116
Equity reserves	4,157,153	3,303,503
Deficit	(27,122,948)	(24,909,171)
Total equity	44,923,670	35,414,448
Total liabilities and equity	$ 52,706,609	$ 41,805,456